Average Annual Total Returns - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio	Apr. 30, 2025
VIP Asset Manager Growth Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.73%
Past 5 years	7.34%
Past 10 years	6.96%
VIP Asset Manager Growth Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	10.55%
Past 5 years	7.19%
Past 10 years	6.79%
VIP Asset Manager Growth Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	10.81%
Past 5 years	7.45%
Past 10 years	7.06%
SP001
Average Annual Return:
Past 1 year	25.02%
Past 5 years	14.53%
Past 10 years	13.10%
F0022
Average Annual Return:
Past 1 year	11.93%
Past 5 years	7.54%
Past 10 years	7.68%